24. Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share

The following table presents the calculation of basic and diluted net loss per share:

	December 31,	December 31,	December 31,
	2019	2018	2017
Numerator:
Numerator for net loss from continuing operations per share-basic and diluted	$(15,258)	$(6,168)	$(26,682)
Numerator for net loss from discontinued operations per share-basic and diluted	$–	$(6,114)	$(64,398)
Denominator:
Basic weighted-average ordinary shares	12,733,062	7,262,023	6,826,633
Diluted weighted-average ordinary shares	12,733,062	7,262,023	6,826,633
Basic and diluted net loss per share-continuing operations	$(1.2)	$(0.9)	$(4)
Basic and diluted net loss per share-discontinued operations	$–	$(0.8)	$(9)

Schedule securities excluded from the computation of diluted net loss per share

For the years ended December 31, 2019, 2018 and 2017, the following securities were excluded from the computation of diluted net loss per share as inclusion would have been anti-dilutive.

	December 31,	December 31,	December 31,
	2019	2018	2017
Share options and non-vested restricted stock	255,200	261,450	502,573
Convertible bonds (see Note 17)	598,580	465,430	1,633,851
Total	853,780	726,880	2,136,424